UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $117,273 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aetna Inc New                  COM              00817Y108     1194    20685 SH       SOLE                    18385              2300
Air Products & Chem            COM              009158106     1710    17341 SH       SOLE                    14691              2650
American Intl Group            COM              026874107     1156    19820 SH       SOLE                    16120              3700
Amgen Corp                     COM              031162100      703    15139 SH       SOLE                    12489              2650
Archer Daniels Midland         COM              039483102      229     4925 SH       SOLE                     2025              2900
Bank of America Corp           COM              060505104     1637    39675 SH       SOLE                    33827              5848
Bright Horizon Family Sol      COM              109195107      384    11130 SH       SOLE                    11130
ChevronTexaco Corp             COM              166764100     1445    15483 SH       SOLE                    12883              2600
Cisco Systems                  COM              17275R102     1528    56456 SH       SOLE                    48806              7650
Coca Cola Co                   COM              191216100     1075    17510 SH       SOLE                    15390              2120
Colgate-Palmolive              COM              194162103     1386    17783 SH       SOLE                    14843              2940
Comcast Corp New 'A'           COM              20030N101      777    42571 SH       SOLE                    34871              7700
Dover Corp                     COM              260003108      893    19370 SH       SOLE                    17270              2100
Duke Energy Co                 COM              26441c105      835    41393 SH       SOLE                    35293              6100
Ebay                           COM              278642103     1046    31520 SH       SOLE                    28420              3100
Eli Lilly                      COM              532457108      945    17702 SH       SOLE                    15802              1900
EMC Corp Mass                  COM              268648102     1247    67309 SH       SOLE                    60209              7100
Emerson Electric               COM              291011104     1560    27527 SH       SOLE                    22927              4600
Exxon-Mobil                    COM              30231G102     2824    30142 SH       SOLE                    25234              4908
FedEx Corporation              COM              31428X106      807     9050 SH       SOLE                     9050
General Electric Co            COM              369604103     1129    30444 SH       SOLE                    24744              5700
Home Depot Inc                 COM              437076102      810    30049 SH       SOLE                    25049              5000
Ingersoll-Rand Co              COM              G4776G101     1263    27189 SH       SOLE                    20789              6400
Intel Corp                     COM              458140100     1615    60584 SH       SOLE                    50584             10000
iShares: DJ Telecom            COM              464287713      265     8990 SH       SOLE                     8990
iShares: MSCI EAFE             COM              464287465    20917   266461 SH       SOLE                   266461
iShares: MSCI Emerging Markets COM              464287234      305     2028 SH       SOLE                     2028
iShares: Russell 2000          COM              464287655     4562    60090 SH       SOLE                    60090
iShares: Russell Midcap        COM              464287499     7563    73040 SH       SOLE                    73040
Johnson & Johnson              COM              478160104     1565    23460 SH       SOLE                    18760              4700
McGraw Hill Inc                COM              580645109      764    17440 SH       SOLE                    14370              3070
Medtronic Inc                  COM              585055106     1116    22193 SH       SOLE                    18193              4000
Microsoft                      COM              594918104     1857    52162 SH       SOLE                    44762              7400
Nabors Industries              COM              G6359F103      820    29945 SH       SOLE                    26545              3400
Northrop Grumman               COM              666807102     1205    15325 SH       SOLE                    12525              2800
Oracle                         COM              68389X105     1368    60563 SH       SOLE                    49463             11100
Parker-Hannifin Corp           COM              701094104     1196    15887 SH       SOLE                    14087              1800
Pepsico Inc                    COM              713448108     1407    18534 SH       SOLE                    15394              3140
Procter & Gamble               COM              742718109     1327    18070 SH       SOLE                    14950              3120
S&P 500 Depository Receipts    COM              78462f103    19813   135509 SH       SOLE                   134709               800
S&P Midcap 400 Index           COM              595635103      214     1382 SH       SOLE                     1382
Schlumberger                   COM              806857108     1700    17280 SH       SOLE                    12780              4500
SPDR: S&P Financial            COM              81369Y605     3251   112363 SH       SOLE                    96463             15900
SPDR: S&P Materials            COM              81369Y100      285     6845 SH       SOLE                     6845
SPDR: S&P Utilities            COM              81369Y886      245     5780 SH       SOLE                     5780
Sprint Nextel Corp             COM              852061100      925    70434 SH       SOLE                    58645             11789
State Street Corp              COM              857477103     1558    19193 SH       SOLE                    15843              3350
Target Corp                    COM              87612E106      913    18270 SH       SOLE                    15050              3220
Texas Instruments              COM              882508104     1038    31074 SH       SOLE                    25274              5800
VG - Emerging Markets          COM              922042858     2313    22175 SH       SOLE                    22175
VG - Total US Stock Market     COM              922908769     6870    47332 SH       SOLE                    47332
Wal-Mart                       COM              931142103      893    18785 SH       SOLE                    18785
Walt Disney Co                 COM              254687106     1084    33586 SH       SOLE                    27786              5800
Yahoo! Inc                     COM              984332106      840    36113 SH       SOLE                    31713              4400
Zimmer Hldg Inc                COM              98956p102      896    13548 SH       SOLE                    11948              1600